SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Events [Member] $ in Millions	1 Months Ended
Apr. 30, 2026 USD ($)
Subsequent Event [Line Items]
Equity securities minimum holding percentage	5.00%
Minimum [Member]
Subsequent Event [Line Items]
Estimated cash proceeds	$ 4.3
Gain from closing of transaction	4.1
Maximum [Member]
Subsequent Event [Line Items]
Estimated cash proceeds	4.5
Gain from closing of transaction	$ 4.3